INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets

	Year Ended December 31,
	2024	2023
Net Operating Loss Carryforward	$596,000	$366,000
Amortization of debt discount	$44,000	$0
Total net deferred tax assets	$640,000	$366,000
Less valuation allowance	$(640,000)	$(366,000)
Net Deferred tax assets	$0	$0

Schedule of reconciliation of income taxes

	Year Ended December 31,
	2024	2023
Computed tax provision (benefit) at federal statutory rate	21%	21%
State income taxes, net of federal benefit	6.90%	6.90%
Permanent differences	-5.66%	-14.70%
Change in valuation allowance	-22.24%	-13.20%
	0%	0%